Revenue Recognition - Summary of Change in Contract with Customer, Asset and Liability (Details) - Rigetti Holdings Inc [Member] - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Jan. 31, 2021
Capitalized Contract Cost [Line Items]
Balance at beginning of period	$ (491,827)	$ (2,151,683)
Deferral of revenue	(904,502)	(364,545)
Recognition of deferred revenue	411,353	2,024,401
Balance at end of period	$ (984,976)	$ (491,827)